CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 999,012	$ 143,499	¥ 1,288,080	¥ 1,055,982
Due from subsidiaries of the Group	191	27	190
Prepayments and other current assets	51,420	7,386	71,537
Total current assets	1,084,866	155,832	1,402,270
Non-current assets:
Total non-current assets	1,717,089	246,644	878,504
Total assets	2,801,955	402,476	2,280,774
Current liabilities
Accrued expenses and other liabilities	202,808	29,133	159,882
Total current liabilities	1,233,518	177,184	1,278,872
Total liabilities	2,177,654	312,800	1,839,940
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 113,779,244 and 112,755,320 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	6,946	998	7,074
Additional paid-in capital	583,262	83,780	600,011
Treasury shares, at cost			(23,460)
Accumulated deficit	(127,059)	(18,251)	(248,674)
Accumulated other comprehensive income	40,917	5,877	42,459	¥ 40,040	¥ 50,464
Total shareholders' equity	608,896	87,462	455,755
Total liabilities and shareholders' equity	2,801,955	402,476	2,280,774
Parent Company [Member]
Current assets:
Cash and cash equivalents	13,979	2,008	13,774
Due from subsidiaries of the Group	52,910	7,600	47,096
Prepayments and other current assets	8,648	1,242	8,682
Total current assets	75,537	10,850	69,552
Non-current assets:
Investment in subsidiaries	636,322	91,402	436,925
Total non-current assets	636,322	91,402	436,925
Total assets	711,859	102,252	506,477
Current liabilities
Accrued expenses and other liabilities	3,714	534	3,367
Amount due to a subsidiary of the Group	99,249	14,256	47,355
Total current liabilities	102,963	14,790	50,722
Total liabilities	102,963	14,790	50,722
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 113,779,244 and 112,755,320 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	6,946	998	7,074
Additional paid-in capital	583,262	83,780	600,011
Treasury shares, at cost			(23,460)
Accumulated deficit	(22,229)	(3,193)	(170,329)
Accumulated other comprehensive income	40,917	5,877	42,459
Total shareholders' equity	608,896	87,462	455,755
Total liabilities and shareholders' equity	¥ 711,859	$ 102,252	¥ 506,477